Borrowings	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
BORROWINGS
NOTE 13 — BORROWINGS

Short-term Borrowings

Short-term borrowings at December 31, 2023 and 2022 include:

dollars in millions	December 31, 2023	December 31, 2022
Securities sold under customer repurchase agreements	$485	$436
Notes payable to FHLB of Atlanta at overnight SOFR plus spreads ranging from 0.19% to 0.20%.	—	1,750
Total short-term borrowings	$485	$2,186

Securities Sold under Agreements to Repurchase
BancShares held $485 million and $436 million at December 31, 2023 and 2022, respectively, of securities sold under agreements to repurchase that have overnight contractual maturities and are collateralized by government agency securities.

BancShares utilizes securities sold under agreements to repurchase to facilitate the needs for collateralization of commercial customers and secure wholesale funding needs. Repurchase agreements are transactions whereby BancShares offers to sell to a counterparty an undivided interest in an eligible security at an agreed upon purchase price, and which obligates BancShares to repurchase the security at an agreed upon date, repurchase price and interest rate. These agreements are recorded at the amount of cash received in connection with the transactions and are reflected as securities sold under customer repurchase agreements.

BancShares monitors collateral levels on a continuous basis and maintains records of each transaction specifically describing the applicable security and the counterparty’s fractional interest in that security, and segregates the security from general assets in accordance with regulations governing custodial holdings of securities. The primary risk with repurchase agreements is market risk associated with the investments securing the transactions, as additional collateral may be required based on fair value changes of the underlying investments. Securities pledged as collateral under repurchase agreements are maintained with safekeeping agents. The carrying value of investment securities pledged as collateral under repurchase agreements was $502 million and $496 million at December 31, 2023 and 2022, respectively.
Long-term Borrowings
Long-term borrowings at December 31, 2023 and 2022 include:

Long-term Borrowings

dollars in millions	Maturity	December 31, 2023	December 31, 2022
Parent Company:
Subordinated:
Fixed-to-Floating subordinated notes at 3.375%	March 2030	$350	$350
Junior subordinated debentures at 3-month LIBOR plus 2.25% (FCB/SC Capital Trust II) (2)	June 2034	20	20
Junior subordinated debentures at 3-month LIBOR plus 1.75% (FCB/NC Capital Trust III)	June 2036	—	88
Subsidiaries:
Senior:
Senior unsecured fixed-to-floating rate notes at 3.929%	June 2024	—	500
Senior unsecured fixed-to-floating rate notes at 2.969%	September 2025	316	315
Fixed senior unsecured notes at 6.00%	April 2036	51	51
Subordinated:
Fixed subordinated notes at 6.125%	March 2028	404	400
Fixed-to-Fixed subordinated notes at 4.125%	November 2029	100	100
Junior subordinated debentures at 3-month LIBOR plus 2.80% (Macon Capital Trust I)	March 2034	—	14
Junior subordinated debentures at 3-month LIBOR plus 2.85% (SCB Capital Trust I) (2)	April 2034	10	10
Secured:
Notes payable to FHLB of Atlanta at overnight SOFR plus spreads ranging from 0.24% to 0.34%	Maturities through September 2025	—	2,500
Purchase Money Note to FDIC fixed at 3.50% (1)	March 2028	36,072	—
Other secured financings	Maturities through January 2024	—	18
Capital lease obligations	Maturities through May 2057	9	7
Unamortized issuance costs		—	(1)
Unamortized purchase accounting adjustments		(163)	87
Total long-term borrowings		$37,169	$4,459
(1)    Issued in connection with the SVBB Acquisition and secured by collateral as discussed below and in Note 2—Business Combinations.
(2)    As of December 31, 2023, debt holders had received notice of the debt calls, but funds to settle the calls had not been disbursed.

Contractual maturities of long-term borrowings (borrowings with original maturities of more than one year) at December 31, 2023 are included in the following table.

Long-term Borrowings Maturities

dollars in millions
Year Ended December 31, (1)
2024	$(34)
2025	282
2026	(38)
2027	(37)
2028	36,461
Thereafter	535
Total long-term borrowings	$37,169
(1)    Amounts in this table include amortization and accretion of purchase accounting adjustments based on the scheduled periods of recognition.

Pledged Assets
Refer to the Loans Pledged section in Note 4—Loans and Leases for information on loans pledged as collateral to secure borrowings.